Other Liabilities - Reconciliation of Change in Insurance-Related Liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of types of insurance contracts [abstract]
Insurance-related liabilities, beginning of year	$ 12,845	$ 12,441
Increase (decrease) in life insurance policy benefit liabilities from:
New business	354	765
In-force policies	(1,938)	(306)
Changes in actuarial assumptions and methodology	201	(72)
Foreign currency	3	(2)
Net increase (decrease) in life insurance policy benefit liabilities	(1,380)	385
Change in other insurance-related liabilities	(264)	19
Insurance-related liabilities, end of year	$ 11,201	$ 12,845